Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues
Non-related parties	¥ 8,041,258	$ 1,158,182	¥ 9,333,490	¥ 12,583,775
Related parties	334,841	48,227	632,296	343,602
Total net revenues	8,376,099	1,206,409	9,965,786	12,927,377
Cost of revenues	7,224,226	1,040,505	8,778,456	10,689,132
Gross profit	1,151,873	165,904	1,187,330	2,238,245
Operating expenses
Selling expenses	630,873	90,865	854,315	1,095,145
General and administrative expenses	542,758	78,173	523,150	615,131
Research and development expenses	146,850	21,151	396,991	573,792
Provision for/(reversal of) doubtful accounts receivable	(5,104)	(735)	404,345	169,371
Disposal gain from long-lived assets and land use right in relation to a subsidiary and write-off of related receivable	143,016	20,599	(1,167,317)	0
Impairment of long-lived assets	1,277,373	183,980	3,804,116	0
Provision for reserve for inventory purchase commitments	90,300	13,006	77,705	0
Provision for prepayments in relation to inventory purchase commitments	10,672	1,537	522,050	0
Total operating expenses	2,836,738	408,576	5,415,355	2,453,439
Loss from operations	(1,684,865)	(242,672)	(4,228,025)	(215,194)
Other income (expense)
Interest expense	(663,217)	(95,523)	(977,176)	(1,015,871)
Interest income	6,595	950	22,632	35,026
Foreign currency exchange (losses)/ gain	6,000	864	(132,709)	(243,386)
Other income	246,967	35,571	148,462	125,568
Loss before income taxes	(2,088,520)	(300,810)	(5,166,816)	(1,313,857)
Income tax expense	(12,895)	(1,857)	(731,191)	(89,723)
Equity in income/(loss) of affiliates, net	(17,554)	(2,528)	(829)	2,245
Net loss	(2,118,969)	(305,195)	(5,898,836)	(1,401,335)
Less: Loss attributable to the non-controlling interests	21,315	3,070	298,310	101,526
Net loss attributable to Yingli Green Energy	(2,097,654)	(302,125)	(5,600,526)	(1,299,809)
Net loss	(2,118,969)	(305,195)	(5,898,836)	(1,401,335)
Foreign currency exchange translation adjustment, net of nil tax	(223,436)	(32,181)	(121,215)	23,040
Cash flow hedging derivatives, net of nil tax	0	0	(749)	(273)
Total comprehensive loss	(2,342,405)	(337,376)	(6,020,800)	(1,378,568)
Less: Comprehensive loss attributable to the non-controlling interest	(10,076)	(1,450)	(288,189)	(100,980)
Comprehensive loss attributable to Yingli Green Energy	¥ (2,332,329)	$ (335,926)	¥ (5,732,611)	¥ (1,277,588)
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (11.54)	$ (1.66)	¥ (30.81)	¥ (7.49)
Weighted average number of shares outstanding	181,763,770	181,763,770	181,763,770	173,613,085
American Depository Shares [Member]
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (115.41)	$ (16.62)	¥ (308.12)	¥ (74.87)
Weighted average number of shares outstanding	18,176,377	18,176,377	18,176,377	17,361,309